12. FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Borrowings, beginning	$ 1,947	$ 2,177	$ 1,683
Proceeds from borrowings	353	556	245
Payment of borrowings	(300)	(550)	(240)
Accrued interest	176	185	179
Payment of borrowings' interests	(201)	(148)	(133)
Net foreign currency exchange difference	(18)	50	1,244
Results for the repurchase of corporate bonds	(43)	(27)	(2)
Costs capitalized in property, plant and equipment	10	17	8
Decrease through offsetting with trade receivables		(135)
Cancellation through dividend compensation	(12)
Gain on monetary position, net	(43)	(87)	(794)
Repurchase and redemption of corporate bonds	(155)	(91)	(13)
Reclasification liabilities associated to assets classified as held for sale	(100)
Borrowings, ending	$ 1,614	$ 1,947	$ 2,177